Document and Entity Information	3 Months Ended
Mar. 31, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Mar. 31, 2024
Entity Registrant Name	Atour Lifestyle Holdings Limited
Entity Central Index Key	0001853717
Document Fiscal Period Focus	Q1
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024